Details of Significant Accounts - Pensions, defined contribution plans - Narrative (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Percentage of monthly contribution	6.00%
Pension cost	$ 527	$ 501	$ 468
Pension cost for other foreign subsidiaries	$ 175	$ 172	$ 143